Other Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Other payable and accrued expenses consist of the following:

	As of
	December 31, 2021	December 31, 2022
	RMB	RMB
Other tax payables	32,006	14,994
Other payable to suppliers	17,365	8,915
Accrued marketing expense -loyalty points	7,414	4,643
Professional fees	7,068	6,211
Advances from the insured	3,211	3,251
Interest payable	655	746
Deposits	625	258
Withholding social security costs and housing benefits	1,152	14,717
Deferred income	—	2,395
Others	1,759	2,121

	71,255	58,251